December 23, 2010

VIA EDGAR

Filing Desk

Securities and Exchange Commission

Office of Filings and Information Services

Branch of Registrations and Examinations

Mail Stop 0-25

100 F Street, NE

Washington, D.C. 20549

Re:	Harding, Loevner Funds, Inc. (the “Registrant”)
File Nos. 333-09341 and 811-07739
Post-Effective Amendment No. 31 to the Registration Statement on Form N-1A

Ladies and Gentlemen:

Electronically transmitted for filing pursuant to Rule 485(b) under the Securities Act of 1933, as amended (“1933 Act”), is Post-Effective Amendment No. 31 to the Registrant’s registration statement on Form N-1A (“Registration Statement”) under the 1933 Act and Amendment No. 33 to the Registration Statement under the Investment Company Act of 1940, as amended (the “Amendment”). This filing is being made for the purpose of (i) filing required exhibits; (ii) incorporating comments received from the Securities and Exchange Commission staff to Post-Effective Amendment No. 30 to the Registration Statement; (iii) updating certain financial information; and (iv) making other non-material changes to the Prospectus and Statement of Additional Information for the Global Equity Portfolio, International Equity Portfolio, International Small Companies Portfolio, Institutional Emerging Markets Portfolio, Emerging Markets Portfolio, and Frontier Emerging Markets Portfolio, each a series of the Registrant. We hereby represent that the Amendment does not contain disclosures that would render it ineligible to become effective pursuant to Rule 485(b) under the 1933 Act.

No fee is required in connection with this filing. Please direct any questions concerning the filing to the undersigned at 212.698.3806.

Very truly yours,

/s/ Elise M. Dolan

Elise M. Dolan